Date: 06/03/2021 03:26 PM	Project: 21-17797-1 Form Type:
Client: 21-17797-1__	File: 538547ARKGenomicRevolutionETF.htm Type: Pg: 1 of 3

Schedule of Investments

ARK Genomic Revolution ETF

April 30, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.9%

Biotechnology - 48.4%
AbbVie, Inc.	558,559	$62,279,328
AquaBounty Technologies, Inc.*†	7,065,875	40,063,511
Arcturus Therapeutics Holdings, Inc.*†	3,226,055	118,267,176
Beam Therapeutics, Inc.*	1,808,332	148,283,224
CareDx, Inc.*†	4,502,606	356,021,057
Cellectis SA (France)*†(a)	4,948,362	92,089,017
CRISPR Therapeutics AG (Switzerland)*	1,891,389	248,282,634
Editas Medicine, Inc.*	1,485,434	54,975,912
Evogene Ltd. (Israel)*†	3,757,181	16,381,309
Exact Sciences Corp.*	3,716,110	489,857,620
Fate Therapeutics, Inc.*	3,809,808	332,939,121
Incyte Corp.*	3,017,078	257,598,120
Intellia Therapeutics, Inc.*	1,786,149	137,122,659
Invitae Corp.*	5,066,548	176,822,525
Ionis Pharmaceuticals, Inc.*	5,968,852	255,586,243
Iovance Biotherapeutics, Inc.*	7,558,327	237,633,801
Organovo Holdings, Inc.*	306,730	2,619,474
Pluristem Therapeutics, Inc.*†	2,198,069	9,319,813
Recursion Pharmaceuticals, Inc., Class A*	1,291,501	43,136,133
Regeneron Pharmaceuticals, Inc.*	908,480	437,251,424
Repare Therapeutics, Inc. (Canada)*	1,421,030	46,467,681
Sarepta Therapeutics, Inc.*	1,878,053	133,041,275
Seres Therapeutics, Inc.*	2,912,577	60,610,727
Surface Oncology, Inc.*†	4,134,127	30,220,468
Syros Pharmaceuticals, Inc.*	1,476,414	8,917,541
Twist Bioscience Corp.*†	2,937,602	394,196,812
Veracyte, Inc.*	1,671,725	83,168,319
Vertex Pharmaceuticals, Inc.*	1,734,808	378,535,106
Total Biotechnology		4,651,688,030

Electronic Equipment, Instruments & Components - 0.7%
908 Devices, Inc.*	1,335,326	70,758,925

Health Care Equipment & Supplies - 1.4%
Butterfly Network, Inc.*	6,561,833	95,015,342
Cerus Corp.*	6,684,656	40,776,401
Total Health Care Equipment & Supplies		135,791,743

Health Care Providers & Services - 7.0%
1Life Healthcare, Inc.*	1,108,779	48,242,974
Accolade, Inc.*†	5,390,772	270,347,216
Castle Biosciences, Inc.*†	2,621,956	180,993,623
Guardant Health, Inc.*	709,884	112,857,359
Signify Health, Inc., Class A*	2,080,154	58,972,366
Total Health Care Providers & Services		671,413,538

Health Care Technology - 12.0%
Phreesia, Inc.*	564,224	29,198,592
Schrodinger, Inc.*	2,586,796	197,217,327
Teladoc Health, Inc.*	4,024,649	693,648,255
Veeva Systems, Inc., Class A*	846,576	239,115,391
Total Health Care Technology		1,159,179,565

Life Sciences Tools & Services - 16.0%
10X Genomics, Inc., Class A*	1,332,047	263,478,896
Adaptive Biotechnologies Corp.*	3,690,298	153,516,397
Berkeley Lights, Inc.*	3,106,315	152,551,130
Codexis, Inc.*†	6,341,737	147,001,463
Compugen Ltd. (Israel)*†	4,690,044	40,475,080
NanoString Technologies, Inc.*	1,338,886	106,669,048
Pacific Biosciences of California, Inc.*†	13,848,908	413,389,904
Personalis, Inc.*†	5,525,239	136,141,889
Seer, Inc.*	858,296	43,713,015
Thermo Fisher Scientific, Inc.	187,929	88,369,854
Total Life Sciences Tools & Services		1,545,306,676

Molecular Diagnostics - 0.6%
CM Life Sciences II, Inc.*	192,436	2,611,357
CM Life Sciences, Inc., Class A*†	4,310,579	58,408,346
Total Molecular Diagnostics		61,019,703

Pharmaceuticals - 11.7%
Bristol-Myers Squibb Co.	2,199,499	$137,292,727
Novartis AG (Switzerland)(a)	4,189,625	357,123,635
Roche Holding AG (Switzerland)(a)	7,804,014	317,701,410
Takeda Pharmaceutical Co. Ltd. (Japan)(a)	18,890,007	315,463,117
Total Pharmaceuticals		1,127,580,889

Software - 0.5%
UiPath, Inc., Class A*	607,047	43,707,384

Synthetic Biology - 0.2%
Zymergen, Inc.*	442,246	20,511,369

Technology Hardware, Storage & Peripherals - 1.4%
Pure Storage, Inc., Class A*	6,705,692	135,589,092
Total Common Stocks (Cost $9,480,114,928)		9,622,546,914
MONEY MARKET FUND–0.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03% (b) (Cost $15,334,522)	15,334,522	15,334,522
Total Investments–100.1% (Cost $9,495,449,450)		9,637,881,436
Liabilities in Excess of Other Assets–(0.1)%		(12,073,377)
Net Assets–100.0%		$9,625,808,059

Date: 06/03/2021 03:26 PM	Project: 21-17797-1 Form Type:
Client: 21-17797-1__	File: 538547ARKGenomicRevolutionETF.htm Type: Pg: 2 of 3

Schedule of Investments (continued)
ARK Genomic Revolution ETF

April 30, 2021 (Unaudited)

Affiliated Issuer Transactions

A summary of the Fund’s transactions with affiliated issuers during the period ended April 30, 2021 is as follows:

Value ($) at 7/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2021	Value ($) at 4/30/2021
Common Stocks — 23.9%
Biotechnology — 11.0%
AquaBounty Technologies, Inc.
4,007,184	42,301,154	(11,341,009)	7,151,699	(2,055,517)	–	–	7,065,875	40,063,511
Arcturus Therapeutics Holdings, Inc.
102,661,199	189,641,949	(114,935,353)	40,162,557	(99,263,176)	–	–	3,226,055	118,267,176
CareDx, Inc.
56,180,009	355,511,932	(158,373,060)	39,498,013	63,204,163	–	–	4,502,606	356,021,057
Cellectis SA
44,530,240	72,408,163	(24,733,509)	7,169,741	(7,285,618)	–	–	4,948,362	92,089,017
Evogene Ltd.
471,804	7,367,651	(4,857,366)	3,354,036	10,045,184	–	–	3,757,181	16,381,309
Pluristem Therapeutics, Inc.
13,398,579	21,525,386	(9,227,967)	(6,276,172)	(10,100,013)	–	–	2,198,069	9,319,813
Surface Oncology, Inc.
–	45,563,083	(6,596,615)	1,173,886	(9,919,886)	–	–	4,134,127	30,220,468
Twist Bioscience Corp.
65,138,038	474,508,560	(225,177,880)	54,116,275	25,611,819	–	–	2,937,602	394,196,812
Health Care Providers & Services — 4.7%
Accolade, Inc.
8,343,860	290,138,429	(42,621,496)	8,230,911	6,255,512	–	–	5,390,772	270,347,216
Castle Biosciences, Inc.
21,460,870	195,549,889	(54,795,245)	22,406,230	(3,628,121)	–	–	2,621,956	180,993,623
Life Sciences Tools & Services — 7.6%
Codexis, Inc.
13,842,945	137,365,740	(26,057,192)	11,201,112	10,648,858	–	–	6,341,737	147,001,463
Compugen Ltd.
81,843,425	19,096,167	(25,270,313)	6,135,639	(41,329,838)	–	–	4,690,044	40,475,080
Pacific Biosciences of California, Inc.
35,920,859	134,431,321	(225,350,223)	155,860,224	312,527,723	–	–	13,848,908	413,389,904
Personalis, Inc.
42,136,152	138,148,204	(40,510,804)	23,309,893	(26,941,556)	–	–	5,525,239	136,141,889
Molecular Diagnostics — 0.6%
CM Life Sciences, Inc.
–	100,232,041	(11,109,093)	14,598	(30,729,200)	–	–	4,310,579	58,408,346
$489,935,164	$2,223,789,669	$(980,957,125)	$373,508,642	$197,040,334	$–	$–	75,499,112	$2,303,316,684

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of April 30, 2021.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Date: 06/03/2021 03:26 PM	Project: 21-17797-1 Form Type:
Client: 21-17797-1__	File: 538547ARKGenomicRevolutionETF.htm Type: Pg: 3 of 3

Schedule of Investments (continued)
ARK Genomic Revolution ETF

April 30, 2021 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2021, based upon the three levels defined above:

ARK Genomic Revolution ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$9,622,546,914	$–	$–	$9,622,546,914
Money Market Fund	15,334,522	–	–	15,334,522
Total	$9,637,881,436	$–	$–	$9,637,881,436

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.